Share-Based Payment Arrangements - Summary of RSAs Measured at Fair Value at Grant Date (Detail) - Restricted Stock Award [Member] $ in Millions	Mar. 01, 2022 TWD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock price at grant date | $	$ 604
Risk-free interest rate	0.57%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	25.34%
Expected life	1
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected price volatility	28.28%
Expected life	3